Plant and Equipment - Summary of Property, Plant And Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	$ 2,535
End of financial year	1,691	$ 2,535
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	663
End of financial year	247	663
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	1,640
End of financial year	1,288	1,640
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	232
End of financial year	156	232
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	9,979	9,826
Additions	783	1,431
Reclassification		0
Disposals during the year	(691)	(960)
Currency revaluation adjustments	(201)	(318)
End of financial year	9,870	9,979
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,972	4,395
Additions	36	221
Reclassification		(82)
Disposals during the year	(247)	(437)
Currency revaluation adjustments	(59)	(125)
End of financial year	3,702	3,972
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	5,124	4,589
Additions	701	1,131
Reclassification		0
Disposals during the year	(307)	(433)
Currency revaluation adjustments	(125)	(163)
End of financial year	5,393	5,124
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	883	842
Additions	46	79
Reclassification		82
Disposals during the year	(137)	(90)
Currency revaluation adjustments	(17)	(30)
End of financial year	775	883
Accumulated amortization and depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	7,444	6,497
Depreciation charge	1,508	2,119
Impairment charge	55
Disposals during the year	(623)	(942)
Impairment written off during the year	(55)
Currency revaluation adjustments	(150)	(230)
End of financial year	8,179	7,444
Accumulated amortization and depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,309	2,866
Depreciation charge	429	964
Impairment charge	0
Disposals during the year	(242)	(437)
Impairment written off during the year	0
Currency revaluation adjustments	(41)	(84)
End of financial year	3,455	3,309
Accumulated amortization and depreciation [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	3,484	3,050
Depreciation charge	973	984
Impairment charge	48
Disposals during the year	(257)	(429)
Impairment written off during the year	(48)
Currency revaluation adjustments	(95)	(121)
End of financial year	4,105	3,484
Accumulated amortization and depreciation [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of financial year	651	581
Depreciation charge	106	171
Impairment charge	7
Disposals during the year	(124)	(76)
Impairment written off during the year	(7)
Currency revaluation adjustments	(14)	(25)
End of financial year	$ 619	$ 651